Offsets	Sep. 09, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-298428
Initial Filing Date	Aug. 19, 2026
Fee Offset Claimed	$ 13,102.12
Explanation for Claimed Amount	Previously paid in connection with Registration Statement file number 333-298428 filed on August 19, 2026.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	XCF Global, Inc.
Form or Filing Type	S-1
File Number	333-298428
Filing Date	Aug. 19, 2026
Fee Paid with Fee Offset Source	$ 13,102.12